YIELDQUEST FUNDS

Supplement to the Prospectus dated December 29, 2006

Shares of the YieldQuest Flexible Income Fund, YieldQuest Low Duration Bond Fund and YieldQuest Low Duration Tax-Exempt Bond are currently not available for sale.  These YieldQuest Funds expect to commence investment operations on or before June 30, 2007.

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This supplement and the Prospectus dated December 29, 2006 provide the information a prospective investor should know about the YieldQuest Funds and should be retained for future reference.  A Statement of Additional Information dated December 29, 2006 has been filed with the Securities and Exchange Commission and is incorporated herein by reference.  You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at 877-497-3634.

Supplement dated December 29, 2006

YIELDQUEST FUNDS

Supplement to the Statement of Additional Information dated December 29, 2006

Shares of the YieldQuest Flexible Income Fund, YieldQuest Low Duration Bond Fund and YieldQuest Low Duration Tax-Exempt Bond are currently not available for sale.  These YieldQuest Funds expect to commence investment operations on or before June 30, 2007.

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This supplement and the Prospectus and Statement of Additional Information each dated December 29, 2006 provide the information a prospective investor should know about the YieldQuest Funds and should be retained for future reference.  You may obtain the Prospectus or Statement of Additional Information without charge by calling Shareholder Services at 877-497-3634.

Supplement dated December 29, 2006